Long-term Borrowings in relation to the Headquarters Project - Schedule of Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term borrowings	$ 80,420	$ 46,469